Chapter 11 Emergence (Tables)	11 Months Ended
Dec. 31, 2021
Noble Finance Company [Member]
Schedule of Investments [Line Items]
Schedule of Components of Reorganization Items, Net	The following table summarizes the components of reorganization items included in our Consolidated Statements of Operations for the period from January 1, 2021 through February 5, 2021:

	Predecessor
	Noble	Finco
	Period From	Period From
	January 1, 2021	January 1, 2021
	through	through
	February 5, 2021	February 5, 2021
Professional fees (1)	$(28,739)	$(8,095)
Adjustments for estimated allowed litigation claims	77,300	—
Write-off of unrecognized share-based compensation	(4,406)	(4,406)

Gain on settlement of liabilities subject to compromise	2,556,147	2,556,147
Loss on fresh start adjustments	(2,348,251)	(2,348,251)

Total Reorganization items, net	$252,051	$195,395

(1)
Payments of $44.2 million and $7.2 million related to professional fees have been presented as cash outflows from operating activities in our Consolidated Statements of Cash Flows for the period from January 1, 2021 through February 5, 2021 for Noble and Finco, respectively.